Selling, general and administrative expenses	12 Months Ended
Dec. 31, 2019
Selling, General and Administrative Expense [Abstract]
Selling, general and administrative expenses	Selling, general and administrative expenses
Selling, general and administrative expenses consisted of the following for the years ended December 31, 2019, 2018 and 2017:

	Year Ended December 31,
	2019	2018	2017
Personnel expenses	$122,453	$132,694	$156,726
Share-based compensation	69,410	95,176	107,719
Professional services	24,287	24,264	28,585
Travel expenses	17,604	21,790	19,774
Office expenses	14,095	14,784	16,105
Directors’ expenses	3,042	3,169	3,345
Other expenses	16,567	13,349	16,037
	$267,458	$305,226	$348,291